GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,620,936	Great-West Core Bond Fund Institutional Class(a)	$ 59,076,041
8,676,377	Great-West Global Bond Fund Institutional Class(a)	78,521,212
3,623,115	Great-West High Yield Bond Fund Institutional Class(a)	35,397,837
3,798,867	Great-West Inflation-Protected Securities Fund Institutional Class(a)	39,546,202
7,841,038	Great-West Multi-Sector Bond Fund Institutional Class(a)	77,312,631
7,771,596	Great-West Short Duration Bond Fund Institutional Class(a)	78,803,989
5,846,460	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	59,166,171

TOTAL BOND MUTUAL FUNDS — 47.33% (Cost $414,898,445)		$427,824,083
EQUITY MUTUAL FUNDS
1,791,097	Great-West Emerging Markets Equity Fund Institutional Class(a)	16,872,137
1,577,470	Great-West International Growth Fund Institutional Class(a)	16,831,605
5,264,051	Great-West International Value Fund Institutional Class(a)	41,849,208
1,484,158	Great-West Invesco Small Cap Value Fund Institutional Class(a)	10,300,059
1,851,778	Great-West Large Cap Growth Fund Institutional Class(a)	23,036,114
8,985,863	Great-West Large Cap Value Fund Institutional Class(a)	56,880,512
Shares		Fair Value
Equity Mutual Funds — (continued)
1,666,234	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 10,313,991
4,021,064	Great-West Mid Cap Value Fund Institutional Class(a)	30,881,767
6,399,685	Great-West Real Estate Index Fund Institutional Class(a)	45,629,757
727,873	Great-West Small Cap Growth Fund Institutional Class(a)	8,341,425
1,430,413	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,458,893

TOTAL EQUITY MUTUAL FUNDS — 30.24% (Cost $264,859,827)		$273,395,468
Account Balance
FIXED INTEREST CONTRACT
203,164,497(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	203,164,497

TOTAL FIXED INTEREST CONTRACT — 22.48% (Cost $203,164,497)		$203,164,497
TOTAL INVESTMENTS — 100.05% (Cost $882,922,769)		$904,384,048
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(438,151)
TOTAL NET ASSETS — 100.00%		$903,945,897

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,577,681	Great-West Core Bond Fund Institutional Class(a)	$ 27,091,431
3,987,103	Great-West Global Bond Fund Institutional Class(a)	36,083,284
1,656,544	Great-West High Yield Bond Fund Institutional Class(a)	16,184,437
1,735,867	Great-West Inflation-Protected Securities Fund Institutional Class(a)	18,070,375
3,591,503	Great-West Multi-Sector Bond Fund Institutional Class(a)	35,412,217
1,326,560	Great-West Short Duration Bond Fund Institutional Class(a)	13,451,317
2,677,007	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	27,091,308

TOTAL BOND MUTUAL FUNDS — 32.86% (Cost $168,225,104)		$173,384,369
EQUITY MUTUAL FUNDS
1,679,585	Great-West Emerging Markets Equity Fund Institutional Class(a)	15,821,693
1,493,417	Great-West International Growth Fund Institutional Class(a)	15,934,760
4,980,467	Great-West International Value Fund Institutional Class(a)	39,594,717
1,403,912	Great-West Invesco Small Cap Value Fund Institutional Class(a)	9,743,147
1,761,109	Great-West Large Cap Growth Fund Institutional Class(a)	21,908,195
8,465,587	Great-West Large Cap Value Fund Institutional Class(a)	53,587,163
Shares		Fair Value
Equity Mutual Funds — (continued)
1,574,812	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 9,748,088
3,794,396	Great-West Mid Cap Value Fund Institutional Class(a)	29,140,965
3,369,669	Great-West Real Estate Index Fund Institutional Class(a)	24,025,738
687,329	Great-West Small Cap Growth Fund Institutional Class(a)	7,876,789
1,353,931	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,792,740

TOTAL EQUITY MUTUAL FUNDS — 45.32% (Cost $236,162,446)		$239,173,995
Account Balance
FIXED INTEREST CONTRACT
115,460,935(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	115,460,935

TOTAL FIXED INTEREST CONTRACT — 21.88% (Cost $115,460,935)		$115,460,935
TOTAL INVESTMENTS — 100.06% (Cost $519,848,485)		$528,019,299
OTHER ASSETS & LIABILITIES, NET — (0.06)%		$(340,748)
TOTAL NET ASSETS — 100.00%		$527,678,551

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,587,902	Great-West Core Bond Fund Institutional Class(a)	$ 58,728,851
8,630,874	Great-West Global Bond Fund Institutional Class(a)	78,109,413
3,598,109	Great-West High Yield Bond Fund Institutional Class(a)	35,153,522
3,771,101	Great-West Inflation-Protected Securities Fund Institutional Class(a)	39,257,160
7,796,309	Great-West Multi-Sector Bond Fund Institutional Class(a)	76,871,610
2,876,846	Great-West Short Duration Bond Fund Institutional Class(a)	29,171,222
5,810,253	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	58,799,757

TOTAL BOND MUTUAL FUNDS — 23.81% (Cost $365,056,683)		$376,091,535
EQUITY MUTUAL FUNDS
6,967,101	Great-West Emerging Markets Equity Fund Institutional Class(a)	65,630,095
6,184,231	Great-West International Growth Fund Institutional Class(a)	65,985,743
20,533,946	Great-West International Value Fund Institutional Class(a)	163,244,867
5,793,540	Great-West Invesco Small Cap Value Fund Institutional Class(a)	40,207,166
7,288,318	Great-West Large Cap Growth Fund Institutional Class(a)	90,666,675
Shares		Fair Value
Equity Mutual Funds — (continued)
35,030,547	Great-West Large Cap Value Fund Institutional Class(a)	$ 221,743,362
6,514,157	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	40,322,631
15,733,161	Great-West Mid Cap Value Fund Institutional Class(a)	120,830,679
8,966,801	Great-West Real Estate Index Fund Institutional Class(a)	63,933,293
2,843,058	Great-West Small Cap Growth Fund Institutional Class(a)	32,581,442
5,605,171	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	48,821,039

TOTAL EQUITY MUTUAL FUNDS — 60.38% (Cost $966,987,192)		$953,966,992
Account Balance
FIXED INTEREST CONTRACT
251,080,118(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	251,080,118

TOTAL FIXED INTEREST CONTRACT — 15.89% (Cost $251,080,118)		$251,080,118
TOTAL INVESTMENTS — 100.08% (Cost $1,583,123,993)		$1,581,138,645
OTHER ASSETS & LIABILITIES, NET — (0.08)%		$(1,251,405)
TOTAL NET ASSETS — 100.00%		$1,579,887,240

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,617,676	Great-West Core Bond Fund Institutional Class(a)	$ 17,001,777
2,504,430	Great-West Global Bond Fund Institutional Class(a)	22,665,095
1,044,589	Great-West High Yield Bond Fund Institutional Class(a)	10,205,637
1,093,110	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,379,276
2,263,735	Great-West Multi-Sector Bond Fund Institutional Class(a)	22,320,423
2,037,539	Great-West Short Duration Bond Fund Institutional Class(a)	20,660,643
1,680,976	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	17,011,479

TOTAL BOND MUTUAL FUNDS — 17.90% (Cost $117,660,567)		$121,244,330
EQUITY MUTUAL FUNDS
3,709,327	Great-West Emerging Markets Equity Fund Institutional Class(a)	34,941,857
3,273,387	Great-West International Growth Fund Institutional Class(a)	34,927,036
10,917,175	Great-West International Value Fund Institutional Class(a)	86,791,543
3,074,397	Great-West Invesco Small Cap Value Fund Institutional Class(a)	21,336,312
3,837,527	Great-West Large Cap Growth Fund Institutional Class(a)	47,738,842
18,611,023	Great-West Large Cap Value Fund Institutional Class(a)	117,807,776
Shares		Fair Value
Equity Mutual Funds — (continued)
3,449,593	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 21,352,980
8,341,889	Great-West Mid Cap Value Fund Institutional Class(a)	64,065,707
3,344,263	Great-West Real Estate Index Fund Institutional Class(a)	23,844,595
1,502,152	Great-West Small Cap Growth Fund Institutional Class(a)	17,214,666
2,956,062	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,747,301

TOTAL EQUITY MUTUAL FUNDS — 73.20% (Cost $510,549,098)		$495,768,615
Account Balance
FIXED INTEREST CONTRACT
60,571,857(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	60,571,857

TOTAL FIXED INTEREST CONTRACT — 8.94% (Cost $60,571,857)		$60,571,857
TOTAL INVESTMENTS — 100.04% (Cost $688,781,522)		$677,584,802
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(282,016)
TOTAL NET ASSETS — 100.00%		$677,302,786

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,528,747	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 42,660,792
4,015,278	Great-West International Growth Fund Institutional Class(a)	42,843,017
13,364,697	Great-West International Value Fund Institutional Class(a)	106,249,345
3,781,414	Great-West Invesco Small Cap Value Fund Institutional Class(a)	26,243,014
4,711,803	Great-West Large Cap Growth Fund Institutional Class(a)	58,614,825
22,850,384	Great-West Large Cap Value Fund Institutional Class(a)	144,642,928
4,246,410	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,285,276
10,241,722	Great-West Mid Cap Value Fund Institutional Class(a)	78,656,427
Shares		Fair Value
Equity Mutual Funds — (continued)
2,520,726	Great-West Real Estate Index Fund Institutional Class(a)	$ 17,972,779
1,841,439	Great-West Small Cap Growth Fund Institutional Class(a)	21,102,891
3,633,947	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,651,678

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $628,041,072)		$596,922,972
TOTAL INVESTMENTS — 100.04% (Cost $628,041,072)		$596,922,972
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(222,739)
TOTAL NET ASSETS — 100.00%		$596,700,233

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2020

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,620,936	$58,651,397	$9,561,331	$11,050,494	$366,650	$1,913,807	$1,177,534	$59,076,041	6.54%
Great-West Global Bond Fund Institutional Class	8,676,377	78,191,462	18,674,217	18,910,333	(135,910)	565,866	996,321	78,521,212	8.69
Great-West High Yield Bond Fund Institutional Class	3,623,115	38,125,314	6,581,795	10,088,823	368,582	779,551	735,768	35,397,837	3.92
Great-West Inflation-Protected Securities Fund Institutional Class	3,798,867	39,379,232	6,184,576	8,076,403	(140,234)	2,058,797	121,062	39,546,202	4.37
Great-West Multi-Sector Bond Fund Institutional Class	7,841,038	77,807,670	7,688,489	9,363,214	117,371	1,179,686	1,998,854	77,312,631	8.55
Great-West Short Duration Bond Fund Institutional Class	7,771,596	57,389,501	29,848,541	9,773,000	(301,235)	1,338,947	1,251,984	78,803,989	8.72
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,846,460	58,652,523	13,104,791	15,093,549	95,417	2,502,406	867,133	59,166,171	6.54
					370,641	10,339,060	7,148,656	427,824,083	47.33
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,791,097	13,438,501	6,600,956	4,289,324	(525,652)	1,122,004	-	16,872,137	1.87
Great-West International Growth Fund Institutional Class	1,577,470	15,235,092	4,114,027	5,045,087	138,440	2,527,573	-	16,831,605	1.86
Great-West International Value Fund Institutional Class	5,264,051	38,093,173	11,866,910	11,052,530	(3,239,700)	2,941,655	378,827	41,849,208	4.63
Great-West Invesco Small Cap Value Fund Institutional Class	1,484,158	8,347,212	6,121,052	4,037,008	(1,317,270)	(131,197)	46,228	10,300,059	1.14
Great-West Large Cap Growth Fund Institutional Class	1,851,778	23,325,166	5,780,509	11,698,093	(65,624)	5,628,532	839,923	23,036,114	2.55
Great-West Large Cap Value Fund Institutional Class	8,985,863	58,134,998	18,872,163	19,835,301	(4,954,040)	(291,348)	1,267,753	56,880,512	6.29
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,666,234	8,341,507	5,882,260	3,483,095	(1,001,964)	(426,681)	144,068	10,313,991	1.14
Great-West Mid Cap Value Fund Institutional Class	4,021,064	31,148,249	12,084,070	13,241,761	(3,630,330)	891,209	249,909	30,881,767	3.41
Great-West Real Estate Index Fund Institutional Class	6,399,685	43,331,849	19,393,109	12,123,180	(2,263,431)	(4,972,021)	864,824	45,629,757	5.05
Great-West Small Cap Growth Fund Institutional Class	727,873	6,603,078	3,980,690	3,731,294	(480,910)	1,488,951	189,041	8,341,425	0.92
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,430,413	12,483,383	3,381,406	5,352,373	(589,704)	1,946,477	148,797	12,458,893	1.38
					(17,930,185)	10,725,154	4,129,370	273,395,468	30.24
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	203,164,497	193,651,906	46,810,389	39,418,052	-	-	2,120,254	203,164,497	22.48
					0	0	2,120,254	203,164,497	22.48
				Total	$(17,559,544)	$21,064,214	$13,398,280	$904,384,048	100.05%

September 30, 2020

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,577,681	$26,558,449	$6,498,693	$6,820,718	$164,175	$855,007	$534,940	$27,091,431	5.13%
Great-West Global Bond Fund Institutional Class	3,987,103	35,372,715	11,310,931	11,055,134	(309,057)	454,772	460,295	36,083,284	6.84
Great-West High Yield Bond Fund Institutional Class	1,656,544	17,251,435	3,387,085	4,873,293	(35,967)	419,210	335,490	16,184,437	3.07
Great-West Inflation-Protected Securities Fund Institutional Class	1,735,867	17,818,820	4,173,190	4,870,965	(85,356)	949,330	55,295	18,070,375	3.43
Great-West Multi-Sector Bond Fund Institutional Class	3,591,503	35,238,681	6,379,834	6,659,443	27,969	453,145	914,464	35,412,217	6.71
Great-West Short Duration Bond Fund Institutional Class	1,326,560	4,654,419	10,953,771	2,327,154	(37,125)	170,281	206,522	13,451,317	2.55
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,677,007	26,558,825	7,945,717	8,393,373	222,282	980,139	392,608	27,091,308	5.13
					(53,079)	4,281,884	2,899,614	173,384,369	32.86
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,679,585	12,496,064	5,923,132	3,380,172	(410,787)	782,669	-	15,821,693	3.00
Great-West International Growth Fund Institutional Class	1,493,417	14,233,659	3,455,022	3,870,575	125,391	2,116,654	-	15,934,760	3.02
Great-West International Value Fund Institutional Class	4,980,467	35,498,395	10,674,531	8,052,632	(2,296,196)	1,474,423	359,415	39,594,717	7.50
Great-West Invesco Small Cap Value Fund Institutional Class	1,403,912	7,721,130	5,498,581	2,949,669	(1,003,588)	(526,895)	43,365	9,743,147	1.85
Great-West Large Cap Growth Fund Institutional Class	1,761,109	21,797,858	4,817,714	9,451,211	182,033	4,743,834	785,401	21,908,195	4.15
Great-West Large Cap Value Fund Institutional Class	8,465,587	54,265,585	16,893,713	16,210,139	(4,384,074)	(1,361,996)	1,196,200	53,587,163	10.16
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,574,812	7,718,559	5,261,045	2,546,838	(821,975)	(684,678)	135,875	9,748,088	1.85
Great-West Mid Cap Value Fund Institutional Class	3,794,396	29,005,688	10,724,797	10,492,225	(2,988,039)	(97,295)	235,067	29,140,965	5.52
Great-West Real Estate Index Fund Institutional Class	3,369,669	22,528,257	9,760,507	5,264,708	(1,031,914)	(2,998,318)	453,109	24,025,738	4.55
Great-West Small Cap Growth Fund Institutional Class	687,329	6,171,353	3,528,653	3,198,017	(564,205)	1,374,800	178,683	7,876,789	1.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,353,931	11,608,397	2,888,604	4,237,250	(483,522)	1,532,989	140,559	11,792,740	2.23
					(13,676,876)	6,356,187	3,527,674	239,173,995	45.32
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	115,460,935	108,935,685	34,921,961	29,606,955	-	-	1,210,244	115,460,935	21.88
					0	0	1,210,244	115,460,935	21.88
				Total	$(13,729,955)	$10,638,071	$7,637,532	$528,019,299	100.06%

September 30, 2020

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,587,902	$65,058,726	$11,453,690	$19,359,617	$572,000	$1,576,052	$1,173,830	$58,728,851	3.72%
Great-West Global Bond Fund Institutional Class	8,630,874	86,631,715	20,373,385	29,844,920	(938,066)	949,233	1,007,386	78,109,413	4.94
Great-West High Yield Bond Fund Institutional Class	3,598,109	42,383,012	4,993,809	12,587,245	148,493	363,946	750,529	35,153,522	2.23
Great-West Inflation-Protected Securities Fund Institutional Class	3,771,101	43,736,041	7,571,420	14,139,972	(304,442)	2,089,671	123,545	39,257,160	2.48
Great-West Multi-Sector Bond Fund Institutional Class	7,796,309	86,306,175	9,927,080	20,037,814	(113,421)	676,169	2,037,439	76,871,610	4.87
Great-West Short Duration Bond Fund Institutional Class	2,876,846	11,190,424	24,792,266	7,115,506	(123,136)	304,038	452,538	29,171,222	1.85
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,810,253	65,058,357	14,895,531	23,528,583	410,932	2,374,452	864,302	58,799,757	3.72
					(347,640)	8,333,561	6,409,569	376,091,535	23.81
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,967,101	58,560,405	17,044,880	12,202,675	(1,236,311)	2,227,485	-	65,630,095	4.15
Great-West International Growth Fund Institutional Class	6,184,231	66,355,145	6,786,153	13,729,530	2,493,961	6,573,975	-	65,985,743	4.18
Great-West International Value Fund Institutional Class	20,533,946	165,864,382	23,966,229	27,890,295	(6,391,872)	1,304,551	1,499,704	163,244,867	10.33
Great-West Invesco Small Cap Value Fund Institutional Class	5,793,540	36,102,826	17,891,263	10,153,668	(3,312,405)	(3,633,255)	184,432	40,207,166	2.54
Great-West Large Cap Growth Fund Institutional Class	7,288,318	101,561,072	9,278,580	36,348,258	4,388,019	16,175,281	3,355,031	90,666,675	5.74
Great-West Large Cap Value Fund Institutional Class	35,030,547	253,314,666	40,708,290	61,418,945	(15,490,602)	(10,860,649)	5,043,980	221,743,362	14.04
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,514,157	36,071,740	17,170,392	9,280,544	(3,094,310)	(3,638,957)	567,819	40,322,631	2.55
Great-West Mid Cap Value Fund Institutional Class	15,733,161	135,527,986	29,321,129	36,106,900	(6,386,444)	(7,911,536)	999,756	120,830,679	7.65
Great-West Real Estate Index Fund Institutional Class	8,966,801	67,184,271	18,096,855	11,231,730	(1,871,007)	(10,116,103)	1,234,545	63,933,293	4.05
Great-West Small Cap Growth Fund Institutional Class	2,843,058	28,897,774	11,204,034	12,099,627	(1,330,592)	4,579,261	750,832	32,581,442	2.06
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,605,171	54,188,826	6,448,096	17,253,174	(1,318,915)	5,437,291	590,347	48,821,039	3.09
					(33,550,478)	137,344	14,226,446	953,966,992	60.38
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	251,080,118	267,333,142	65,618,126	84,560,564	-	-	2,689,414	251,080,118	15.89
					0	0	2,689,414	251,080,118	15.89
				Total	$(33,898,118)	$8,470,905	$23,325,429	$1,581,138,645	100.08%

September 30, 2020

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,617,676	$18,820,635	$4,667,885	$6,930,765	$178,181	$444,022	$333,055	$17,001,777	2.51%
Great-West Global Bond Fund Institutional Class	2,504,430	25,009,991	7,484,917	10,212,573	(366,182)	382,760	290,600	22,665,095	3.35
Great-West High Yield Bond Fund Institutional Class	1,044,589	12,191,612	2,384,857	4,683,058	(224,857)	312,226	215,539	10,205,637	1.51
Great-West Inflation-Protected Securities Fund Institutional Class	1,093,110	12,631,453	3,026,038	4,890,973	(104,488)	612,758	35,500	11,379,276	1.68
Great-West Multi-Sector Bond Fund Institutional Class	2,263,735	24,972,624	4,665,746	7,560,365	(93,504)	242,418	585,525	22,320,423	3.29
Great-West Short Duration Bond Fund Institutional Class	2,037,539	16,196,717	10,758,958	6,638,077	(168,124)	343,045	319,800	20,660,643	3.05
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,680,976	18,818,692	5,542,261	7,915,279	240,336	565,805	244,706	17,011,479	2.51
					(538,638)	2,903,034	2,024,725	121,244,330	17.90
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,709,327	30,861,149	10,765,997	7,643,724	(827,309)	958,435	-	34,941,857	5.16
Great-West International Growth Fund Institutional Class	3,273,387	35,126,273	3,455,436	6,795,273	960,951	3,140,600	-	34,927,036	5.16
Great-West International Value Fund Institutional Class	10,917,175	88,050,254	13,032,172	13,511,413	(3,115,207)	(779,470)	788,248	86,791,543	12.82
Great-West Invesco Small Cap Value Fund Institutional Class	3,074,397	19,109,876	9,863,637	5,320,308	(1,746,690)	(2,316,893)	97,066	21,336,312	3.15
Great-West Large Cap Growth Fund Institutional Class	3,837,527	53,794,488	4,820,318	18,880,028	1,654,631	8,004,064	1,753,256	47,738,842	7.05
Great-West Large Cap Value Fund Institutional Class	18,611,023	134,375,277	21,168,322	29,380,814	(7,531,711)	(8,355,009)	2,651,345	117,807,776	17.39
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,449,593	19,113,371	9,378,821	4,627,136	(1,443,950)	(2,512,076)	298,074	21,352,980	3.15
Great-West Mid Cap Value Fund Institutional Class	8,341,889	71,763,384	15,481,294	17,918,788	(3,764,511)	(5,260,183)	526,418	64,065,707	9.46
Great-West Real Estate Index Fund Institutional Class	3,344,263	25,203,868	7,364,667	4,709,742	(707,398)	(4,014,198)	458,757	23,844,595	3.52
Great-West Small Cap Growth Fund Institutional Class	1,502,152	15,342,959	5,593,503	5,732,342	(821,907)	2,010,546	394,673	17,214,666	2.54
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,956,062	28,749,022	3,003,315	8,249,969	(738,997)	2,244,933	311,108	25,747,301	3.80
					(18,082,098)	(6,879,251)	7,278,945	495,768,615	73.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	60,571,857	64,162,739	19,874,958	24,111,830	-	-	645,990	60,571,857	8.94
					0	0	645,990	60,571,857	8.94
				Total	$(18,620,736)	$(3,976,217)	$9,949,660	$677,584,802	100.04%

September 30, 2020

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,528,747	$42,646,075	$12,279,546	$13,905,117	$(1,996,823)	$1,640,288	$-	$42,660,792	7.15%
Great-West International Growth Fund Institutional Class	4,015,278	48,532,961	3,783,325	12,753,989	1,313,672	3,280,720	-	42,843,017	7.18
Great-West International Value Fund Institutional Class	13,364,697	121,104,449	15,330,639	31,853,586	(8,640,348)	1,667,843	1,004,401	106,249,345	17.81
Great-West Invesco Small Cap Value Fund Institutional Class	3,781,414	26,438,539	10,450,416	6,404,242	(1,989,538)	(4,241,699)	123,835	26,243,014	4.40
Great-West Large Cap Growth Fund Institutional Class	4,711,803	74,507,325	4,929,849	30,577,367	1,890,193	9,755,018	2,191,563	58,614,825	9.82
Great-West Large Cap Value Fund Institutional Class	22,850,384	185,040,307	14,848,596	41,357,650	(10,237,025)	(13,888,325)	3,380,648	144,642,928	24.24
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,246,410	26,430,667	9,815,795	5,859,837	(1,852,626)	(4,101,349)	378,386	26,285,276	4.41
Great-West Mid Cap Value Fund Institutional Class	10,241,722	98,998,804	12,145,289	20,091,901	(2,099,902)	(12,395,765)	671,193	78,656,427	13.18
Great-West Real Estate Index Fund Institutional Class	2,520,726	21,280,516	4,999,747	4,757,339	(514,024)	(3,550,145)	358,536	17,972,779	3.01
Great-West Small Cap Growth Fund Institutional Class	1,841,439	21,077,082	5,401,114	6,950,580	(726,767)	1,575,275	496,625	21,102,891	3.54
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,633,947	39,717,498	1,489,320	11,740,776	(1,048,898)	2,185,636	392,688	31,651,678	5.30
					(25,902,086)	(18,072,503)	8,997,875	596,922,972	100.04
				Total	$(25,902,086)	$(18,072,503)	$8,997,875	$596,922,972	100.04%

September 30, 2020